DESCRIPTION OF BUSINESS AND ORGANIZATION	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE – 1 DESCRIPTION OF BUSINESS AND ORGANIZATION

Luduson G Inc. ("the Company" or "LDSN") was organized under the laws of the State of Delaware on March 6, 2014 under the name Jovanovic-Steele, Inc. The Company’s name was changed to Baja Custom Designs, Inc. on November 30, 2017. The Company was established as part of the Chapter 11 Plan of Reorganization of Pacific Shores Development, Inc. ("PSD"). The Company’s name was further changed to Luduson G Inc. on July 15, 2020.

Currently, the Company through its subsidiaries, mainly provide events marketing strategies with a combination of digital interactive solutions and content production services in Hong Kong. The Company is principally engaged in developing and distributing digital entertainment - interactive game software and providing system development consultancy, maintenance services to the customers and providing interactive games installations in shopping mall events, exhibitions and brand promotions.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities and place of operation	Particulars of registered/paid up share capital	Effective interest held

Luduson Holding Company Limited	British Virgin Island	Investment holding	10,000 ordinary shares at par value of $1	100%

Luduson Entertainment Limited	Hong Kong	Sales and marketing	10,000 ordinary shares for HKD10,000	100%

G Music Asia Limited	British Virgin Islands	Event planning	2 ordinary shares at par value of $1	100%

The Company and its subsidiaries are hereinafter referred to as (the "Company").